Cash flow information (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Decrease of associates and joint ventures through a decrease of shareholders' equity	$ 0	$ 3,111,000,000	$ 0
Increase of investment properties through a decrease of financial assets	0	418,000,000	0
Increase of properties for sale through an increase in borrowings	61,000,000	18,000,000	26,000,000
Increase of property, plant and equipment through an increase of trade and other payables	0	1,110,000,000	1,282,000,000
Increase of intangible assets through an increase of trade and other payables	0	742,000,000	496,000,000
Distribution of dividends on shares	727,000,000	885,000,000	3,922,000,000
Increase in property, plant and equipment through increased borrowings	0	0	9,000,000
Registration of investment properties through a decrease in credits for trade and other receivables	0	42,000,000	863,000,000
Issuance of NCN	0	32,000,000	5,038,000,000
Decrease of property, plant and equipment through an increase of receivables and tax debts	83,000,000	0	0
Distribution of dividends to non-controlling interest pending payment	0	2,645,000,000	(511,000,000)
Decrease of in investments in associates and joint ventures through a decrease in borrowings	0	0	13,000,000
Decrease in borrowings through a decrease in financial assets	0	3,686,000,000	0
Increase in investment properties through an increase in trade and other payables	0	1,068,000,000	1,058,000,000
Increase of investment properties through an increase of borrowings	407,000,000	151,000,000	330,000,000
Increase in rights of use through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	0	21,214,000,000	0
Increase in rights of use through an increase in lease liabilities	0	12,153,000,000	0
Increase of rights of use through a decrease of property, plant and equipments	$ 817,000,000	$ 0	$ 0